Intangible Assets, Net	6 Months Ended
Dec. 31, 2017
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

Note 7. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	December 31,	June 30,
	2017	2017

Full service logistics platforms	$190,000	$-

Less: Accumulated amortization	5,278	-

Intangible asset, net	$184,722	$-

As a part of the above-mentioned intelligent logistics system (see Note 3), four information platforms were completed by the Tianjin Anboweiye research team in November 2017 and placed into service. The platforms are being amortized over five years.

Amortization expense of intangible assets amounted to $5,278 and $nil for the three and six months ended December 31, 2017 and 2016, respectively.